Pacer Trendpilot 100 ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 49.2%
Communication Services - 8.1%
Activision Blizzard, Inc.	22,397	$1,714,939
Alphabet, Inc. - Class A (a)	130,557	12,904,254
Alphabet, Inc. - Class C (a)	130,552	13,038,228
Charter Communications, Inc. - Class A (a)(b)	4,484	1,723,246
Comcast Corp. - Class A	123,346	4,853,665
Electronic Arts, Inc.	7,848	1,009,881
Meta Platforms, Inc. - Class A (a)	64,264	9,573,408
Netflix, Inc. (a)(b)	12,706	4,496,145
Sirius XM Holdings, Inc. (b)	111,197	643,831
T-Mobile US, Inc. (a)	35,623	5,318,870
Warner Bros Discovery, Inc. (a)(b)	69,443	1,029,145
		56,305,612
Consumer Discretionary - 7.8%
Airbnb, Inc. - Class A (a)(b)	11,387	1,265,210
Amazon.com, Inc. (a)	221,188	22,811,118
Booking Holdings, Inc. (a)	1,144	2,784,610
Dollar Tree, Inc. (a)(b)	6,342	952,442
eBay, Inc. (b)	15,475	766,013
JD.com, Inc. - ADR	13,848	824,371
Lucid Group, Inc. (a)(b)	50,276	587,726
Lululemon Athletica, Inc. (a)	3,449	1,058,429
Marriott International Inc/MD	9,019	1,570,929
MercadoLibre, Inc. (a)	1,430	1,689,817
O'Reilly Automotive, Inc. (a)	1,823	1,444,454
Pinduoduo, Inc. - ADR (a)	13,436	1,316,459
Rivian Automotive, Inc. - Class A (a)(b)	26,104	506,418
Ross Stores, Inc.	9,947	1,175,636
Starbucks Corp.	32,792	3,578,919
Tesla Motors, Inc. (a)	67,517	11,695,295
		54,027,846
Consumer Staples - 3.0%
Costco Wholesale Corp.	12,654	6,467,965
Keurig Dr Pepper, Inc.	40,533	1,430,004
Mondelez International, Inc.	39,038	2,554,647
Monster Beverage Corp. (a)	14,898	1,550,584
PepsiCo, Inc.	39,374	6,733,741
The Kraft Heinz Co. (b)	35,020	1,419,361
Walgreens Boots Alliance, Inc. (b)	24,758	912,580
		21,068,882
Energy - 0.2%
Baker Hughes Co. (b)	28,595	907,605
Diamondback Energy, Inc.	5,082	742,582
		1,650,187
Health Care - 3.3%
Align Technology, Inc. (a)	2,388	644,115
Amgen, Inc.	15,295	3,860,458
AstraZeneca PLC - ADR	17,344	1,133,777
Biogen, Inc. (a)	4,167	1,212,180
DexCom, Inc. (a)	11,030	1,181,203
Gilead Sciences, Inc.	35,845	3,008,829
IDEXX Laboratories, Inc. (a)(b)	2,365	1,136,383
Illumina, Inc. (a)	4,473	958,117
Intuitive Surgical, Inc. (a)	10,083	2,477,292
Moderna, Inc. (a)	10,955	1,928,737
Regeneron Pharmaceuticals, Inc. (a)	3,033	2,300,440
Seagen, Inc. (a)	5,281	736,594
Vertex Pharmaceuticals, Inc. (a)	7,339	2,371,231
		22,949,356
Industrials - 1.8%
Cintas Corp.	2,857	1,267,765
Copart, Inc. (a)	13,617	907,028
CoStar Group, Inc. (a)	11,657	908,080
CSX Corp.	60,137	1,859,436
Fastenal Co.	16,408	829,425
Honeywell International, Inc.	19,185	3,999,689
Old Dominion Freight Line, Inc. (b)	3,193	1,064,035
PACCAR, Inc.	9,977	1,090,586
Verisk Analytics, Inc.	4,510	819,873
		12,745,917
Information Technology - 24.4%
Adobe, Inc. (a)	13,252	4,907,746
Advanced Micro Devices, Inc. (a)	46,105	3,464,791
Analog Devices, Inc.	14,612	2,505,520
ANSYS, Inc. (a)	2,444	650,984
Apple, Inc.	282,043	40,695,984
Applied Materials, Inc.	24,572	2,739,532
ASML Holding NV	2,534	1,674,569
Atlassian Corp. - Class A (a)	4,290	693,350
Autodesk, Inc. (a)(b)	6,186	1,330,980
Automatic Data Processing, Inc.	11,876	2,681,719
Broadcom, Inc.	11,600	6,786,116
Cadence Design System, Inc. (a)	7,838	1,433,021
Cisco Systems, Inc.	117,450	5,716,291
Cognizant Technology Solutions Corp.	14,659	978,488
Crowdstrike Holdings, Inc. - Class A (a)	6,328	670,135
Datadog, Inc. - Class A (a)(b)	8,741	653,914
Enphase Energy, Inc. (a)	3,886	860,283
Fiserv, Inc. (a)	18,134	1,934,535
Fortinet, Inc. (a)	22,348	1,169,694
GLOBALFOUNDRIES, Inc. (a)(b)	15,543	921,389
Intel Corp. (b)	117,991	3,334,426
Intuit, Inc.	8,008	3,384,741
KLA Corp.	4,077	1,600,141
Lam Research Corp.	3,941	1,970,894
Marvell Technology, Inc.	24,365	1,051,350
Microchip Technology, Inc.	15,706	1,219,100
Micron Technology, Inc.	31,067	1,873,340
Microsoft Corp.	162,346	40,230,962
NVIDIA Corp.	70,357	13,745,647
NXP Semiconductors NV	7,386	1,361,314
Palo Alto Networks, Inc. (a)(b)	8,689	1,378,423
Paychex, Inc.	10,272	1,190,114
PayPal Holdings, Inc. (a)	32,637	2,659,589
QUALCOMM, Inc.	32,058	4,270,446
Synopsys, Inc. (a)	4,353	1,539,874
Texas Instruments, Inc.	25,982	4,604,270
Workday, Inc. - Class A (a)	5,962	1,081,686
Zoom Video Communications, Inc. - Class A (a)	7,362	552,150
Zscaler, Inc. (a)(b)	4,260	528,922
		170,046,430
Utilities - 0.6%
American Electric Power Co., Inc.	14,728	1,383,843
Constellation Energy Corp.	9,328	796,237
Exelon Corp.	28,415	1,198,829
Xcel Energy, Inc.	15,650	1,076,250
		4,455,159
TOTAL COMMON STOCKS (Cost $350,154,840)		343,249,389

SHORT-TERM INVESTMENTS - 50.8%	Principal Amount
Money Market Deposit Accounts - 3.3%
U.S. Bank Money Market Deposit Account, 3.300% (c)	$23,096,926	23,096,926
U.S. Treasury Bill - 47.5%
0.00%, 4/20/2023	335,000,000	331,715,151
TOTAL SHORT-TERM INVESTMENTS (Cost $354,816,158)		354,812,077

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.530% (c)	19,552,704	19,552,704
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,552,704)		19,552,704

Total Investments (Cost $724,523,702) - 102.8%		717,614,170
Liabilities in Excess of Other Assets - (2.8)%		(19,823,797)
TOTAL NET ASSETS - 100.0%		$697,790,373

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $19,319,996 or 2.8% of net assets.
(c)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.
This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 343,249,389	$ -	$ -	$ -	$ 343,249,389
Short-Term Investments	23,096,926	331,715,151	-	-	354,812,077
Investments Purchased with Proceeds from Securities Lending	-	-	-	19,552,704	19,552,704
Total Investments in Securities	$ 366,346,315	$ 331,715,151	$ -	$ 19,552,704	$ 717,614,170

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.